Investments (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Investments [Line Items]
Loans acquired	$ 27,600	$ 1,344,300
Loans sold	24,800	68,800
Fixed Maturity Purchased with Credit Deterioration	0	0
Accrued Investment Income Write Down	0	100
Securities sold under agreements to repurchase	$ 0	$ 0
Commercial mortgage loans, Percentage	100.00%	100.00%
Commercial mortgage and other loans purchased with credit deterioration	$ 0	$ 0
Fixed maturities, available-for-sale	19,025,401	13,278,166
Fixed maturities, trading	1,936,159	3,302,392
Fair value of collateral that could be sold or repledged	290,000	0
Assets Deposited With Governmental Authorities	3,900	4,100
Carrying value of non-income producing assets
Schedule of Investments [Line Items]
Fixed maturities, available-for-sale	13,200
Fixed maturities, trading	1,000
Fixed maturities
Schedule of Investments [Line Items]
Fixed maturities, available-for-sale	19,025,401	13,278,166
Gross Unrealized Losses	2,353,479	113,531
Twelve Months or More, Gross Unrealized Losses	1,428,069	19,435
NAIC high or highest quality rating | Fixed maturities
Schedule of Investments [Line Items]
Gross Unrealized Losses	2,164,100	95,100
NAIC other than high or highest quality rating | Fixed maturities
Schedule of Investments [Line Items]
Gross Unrealized Losses	$ 189,400	18,400
California
Schedule of Investments [Line Items]
Commercial mortgage loans, Percentage	28.00%
Texas
Schedule of Investments [Line Items]
Commercial mortgage loans, Percentage	13.00%
New York
Schedule of Investments [Line Items]
Commercial mortgage loans, Percentage	6.00%
Europe
Schedule of Investments [Line Items]
Commercial mortgage loans, Percentage	10.00%
Mexico
Schedule of Investments [Line Items]
Commercial mortgage loans, Percentage	2.00%
Australia
Schedule of Investments [Line Items]
Commercial mortgage loans, Percentage	1.00%
Other Income | Fixed maturities | Trading
Schedule of Investments [Line Items]
Unrealized Gain (Loss) on Investments	$ (728,600)	156,100	$ 9,100
Other Income | Equity securities
Schedule of Investments [Line Items]
Unrealized Gain (Loss) on Investments	(10,200)	2,100	$ (1,200)
Fixed maturities
Schedule of Investments [Line Items]
Twelve Months or More, Gross Unrealized Losses	$ 1,428,100	$ 19,400